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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-21046
                                   -----------

                        Van Eck Funds, Inc.
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  99 Park Ave. New York, NY                     10016
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-687-5200
                                                   --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 9/30/04
                         ---------

ITEM 1. Schedule of Investments.

Van Eck Funds, Inc.--Mid Cap Value
Schedule of Portfolio Investments
September 30, 2004 (unaudited)


No. of Common Stock Shares                    No. of Shares    Securities                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Auto/ Truck Parts & Equipment: 1.3%
                                                     14,400    Dana Corp.                                               $   254,736
                                                                                                         --------------------------
Building- Residential / Commercial: 1.1%
                                                      2,300    Ryland Group, Inc.                                           213,118
                                                                                                         --------------------------
Coatings/ Paint: 1.0%
                                                      4,300    Sherwin-Williams Co.                                         189,028
                                                                                                         --------------------------
Commercial Banks- Southern U.S.: 1.8%
                                                      5,400    First Bancorp Puerto Rico                                    260,820
                                                      2,500    R&G Financial Corp. (Class B)                                 96,625
                                                                                                         --------------------------
                                                                                                                            357,445
                                                                                                         --------------------------
Commercial Banks- Western U.S.: 2.2%
                                                      7,000    Fremont General Corp.                                        162,050
                                                      7,200    Silicon Valley Bancshares +                                  267,624
                                                                                                         --------------------------
                                                                                                                            429,674
                                                                                                         --------------------------
Computer Aided Design: 1.6%
                                                      6,600    Autodesk, Inc.                                               320,958
                                                                                                         --------------------------
Computers: 1.1%
                                                      6,900    Palmone, Inc. +                                              210,036
                                                                                                         --------------------------
Computers- Memory Devices: 1.3%
                                                      6,900    Imation Corp.                                                245,571
                                                                                                         --------------------------
Computers- Peripheral Equipment: 1.7%
                                                     36,100    Infocus Corp. +                                              330,676
                                                                                                         --------------------------
Consumer Products- Miscellaneous : 2.7%
                                                      4,900    Clorox Company                                               261,170
                                                      3,700    Fortune Brands, Inc.                                         274,133
                                                                                                         --------------------------
                                                                                                                            535,303
                                                                                                         --------------------------
Cosmetics & Toiletries: 1.4%
                                                      6,700    Estee Lauder Companies, Inc. (Class A)                       280,060
                                                                                                         --------------------------
Diversified Manufacturing: 1.4%
                                                      9,000    Brinks Co.                                                   271,530
                                                                                                         --------------------------
Diversified Operations/ Commercial Services: 1.3%
                                                     12,100    Cendant Corp.                                                261,360
                                                                                                         --------------------------
Electric- Integrated: 1.5%
                                                     11,000    Edison International                                         291,610
                                                                                                         --------------------------
Electronic Measuring Instruments: 2.0%
                                                     11,800    Tektronix, Inc.                                              392,350
                                                                                                         --------------------------
Entertainment Software: 1.8%
                                                     24,900    Activision, Inc. +                                           345,363
                                                                                                         --------------------------
Finance- Auto Loans: 2.9%
                                                     17,100    AmeriCredit Corp. +                                          357,048
                                                      4,700    WFS Financial, Inc. +                                        218,785
                                                                                                         --------------------------
                                                                                                                            575,833
                                                                                                         --------------------------
Finance- Commercial: 1.2%
                                                      6,000    CIT Group, Inc.                                              224,340
                                                                                                         --------------------------
Finance- Mortgage Loan/ Broker: 2.2%
                                                      3,450    Doral Financial Corp.                                        143,072
                                                      8,100    Indymac Bancorp, Inc.                                        293,220
                                                                                                         --------------------------
                                                                                                                            436,292
                                                                                                         --------------------------
Financial Guarantee Insurance: 5.0%
                                                      4,100    MBIA, Inc.                                                   238,661
                                                      4,100    MGIC Investment Corp.                                        272,855
                                                      5,600    PMI Group, Inc.                                              227,248
                                                      5,200    Radian Group, Inc.                                           240,396
                                                                                                         --------------------------
                                                                                                                            979,160
                                                                                                         --------------------------
Food- Confectionery: 1.5%
                                                      6,400    Hershey Foods Corp.                                          298,944
                                                                                                         --------------------------
Food- Meat Products: 2.5%
                                                     10,000    Hormel Foods Corp.                                           267,800
                                                     14,400    Tyson Foods, Inc. (Class A)                                  230,688
                                                                                                         --------------------------
                                                                                                                            498,488
                                                                                                         --------------------------
Food- Misc./ Diversified: 2.5%
                                                      8,000    Kraft Foods, Inc. (Class A) +                                253,760
                                                      7,000    McCormick & Co.                                              240,380
                                                                                                         --------------------------
                                                                                                                            494,140
                                                                                                         --------------------------
Food- Retail: 1.4%
                                                     11,500    Albertsons, Inc.                                             275,195
                                                                                                         --------------------------
Food- Wholesale/ Distributor: 0.7%
                                                      5,100    SuperValu Inc.                                               140,505
                                                                                                         --------------------------
Home Decoration Products: 1.1%
                                                     11,000    Newell Rubbermaid, Inc.                                      220,440
                                                                                                         --------------------------
Hotels & Motels: 1.2%
                                                      4,000    Choice Hotels International, Inc.                            230,360
                                                                                                         --------------------------
Human Resources: 1.5%
                                                     11,100    Kelly Services, Inc.                                         296,481
                                                                                                         --------------------------
Independ Power Producer: 1.1%
                                                     22,600    Reliant Resources, Inc. +                                    210,858
                                                                                                         --------------------------
Machinery- Construction & Mining: 1.6%
                                                      7,400    Terex Corp. +                                                321,160
                                                                                                         --------------------------
Medical- Generic Drugs: 0.5%
                                                      5,200    Mylan Laboratories, Inc.                                      93,600
                                                                                                         --------------------------
Medical- HMO: 1.8%
                                                      9,400    Pacificare Health Systems, Inc.(Class A)+                    344,980
                                                                                                         --------------------------
Medical- Nursing Homes: 1.2%
                                                      8,100    Manor Care, Inc.                                             242,676
                                                                                                         --------------------------
Office Automation & Equipment: 1.2%
                                                     19,800    Ikon Office Solutions, Inc.                                  237,996
                                                                                                         --------------------------
Oil Company- Exploration & Production: 1.5%
                                                      7,200    Burlington Resources, Inc.                                   293,760
                                                                                                         --------------------------
Oil Company- Integrated: 1.4%
                                                      3,100    Amerada Hess Corp.                                           275,900
                                                                                                         --------------------------
Oil Refining & Marketing: 5.8%
                                                      6,000    Premcor, Inc. +                                              231,000
                                                      4,100    Sunoco, Inc.                                                 303,318
                                                      9,800    Tesoro Petroleum Corp. +                                     289,394
                                                      3,900    Valero Energy Corp.                                          312,819
                                                                                                         --------------------------
                                                                                                                          1,136,531
                                                                                                         --------------------------
Optical Supplies: 1.7%
                                                      5,000    Bausch & Lomb, Inc.                                          332,250
                                                                                                         --------------------------
Paper & Related Products: 1.4%
                                                     10,600    Louisiana Pacific Corp.                                      275,070
                                                                                                         --------------------------
Photo Equipment & Supplies: 1.4%
                                                      8,200    Eastman Kodak Co.                                            264,204
                                                                                                         --------------------------
Pipelines: 2.0%
                                                     32,300    Williams Companies, Inc.                                     390,830
                                                                                                         --------------------------
Poultry: 1.4%
                                                     10,000    Pilgrim's Pride Corp.                                        270,800
                                                                                                         --------------------------
Real Estate Management & Services: 1.0%
                                                      3,200    LNR Property Corp.                                           198,112
                                                                                                         --------------------------
REITS- Mortgage: 2.8%
                                                      7,800    Impac Mortgage Holdings, Inc.                                205,140
                                                      5,700    New Century Financial Corp.                                  343,254
                                                                                                         --------------------------
                                                                                                                            548,394
                                                                                                         --------------------------
REITS- Office Property: 1.0%
                                                      7,200    Equity Office Properties Trust                               196,200
                                                                                                         --------------------------
Retail - Consumer Electronics: 1.2%
                                                     14,900    Circuit City Store, Inc.                                     228,566
                                                                                                         --------------------------
Retail- Automobile: 1.1%
                                                     11,100    Copart, Inc. +                                               210,123
                                                                                                         --------------------------
Retail- Bookstore: 0.9%
                                                      5,000    Barnes & Noble, Inc. +                                       185,000
                                                                                                         --------------------------
Retail- Building Products: 0.7%
                                                      3,400    Home Depot, Inc.                                             133,280
                                                                                                         --------------------------
Retail- Discount: 1.6%
                                                      3,600    Kmart Holding Corp.                                          314,892
                                                                                                         --------------------------
Retail- Jewelry: 1.1%
                                                      7,600    Zale Corp. +                                                 213,560
                                                                                                         --------------------------
Retail- Major Department Store: 1.2%
                                                      9,400    SAKS, Inc.                                                   113,270
                                                      2,900    Sears, Roebuck and Co.                                       115,565
                                                                                                         --------------------------
                                                                                                                            228,835
                                                                                                         --------------------------
Retail- Regional Department Store: 1.6%
                                                      6,200    Dillards, Inc. (Class A)                                     122,388
                                                      4,400    Federated Department Stores, Inc.                            199,892
                                                                                                         --------------------------
                                                                                                                            322,280
                                                                                                         --------------------------
Retail- Restaurants: 2.4%
                                                     11,700    Darden Restaurants, Inc.                                     272,844
                                                      4,700    Outback Steakhouse, Inc.                                     195,191
                                                                                                         --------------------------
                                                                                                                            468,035
                                                                                                         --------------------------
Savings & Loan/ Thrifts- Eastern U.S.: 3.4%
                                                      4,200    Astoria Financial Corp.                                      149,058
                                                      6,500    Greenpoint Financial Corp.                                   300,690
                                                      5,500    Independence Community Bank Corp.                            214,775
                                                                                                         --------------------------
                                                                                                                            664,523
                                                                                                         --------------------------
Steel- Producers: 1.2%
                                                      6,400    United States Steel Corp.                                    240,768
                                                                                                         --------------------------
Tobacco: 1.4%
                                                      4,100    Reynolds American, Inc.                                      278,964
                                                                                                         --------------------------
Tools- Hand Held: 3.0%
                                                      4,200    Black & Decker Corp.                                         325,248
                                                      6,200    Stanley Works                                                263,686
                                                                                                         --------------------------
                                                                                                                            588,934
                                                                                                         --------------------------
Transport- Marine: 1.6%
                                                      6,100    Overseas Shipholding Group, Inc.                             302,804
                                                                                                         --------------------------
Total Investments: 100.1% (Cost: $16,445,931)(a)                                                                         19,612,881
Other assets less liabilities: (0.1%)                                                                                       (20,045)
                                                                                                         --------------------------
Net Assets: 100%                                                                                                       $ 19,592,835
                                                                                                         ==========================


---------------------------------------------------------------------

(a) For federal income tax purposes, the identified cost of investments owned at September 30, 2004 was substantively the same as book cost. At September 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $3,166,950, of which $3,578,169 related to appreciated securities and $411,219 related to depreciated securities.

+ Non-income producing

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Van Eck Funds, Inc.


By Bruce J. Smith, Chief Financial Officer,   Van Eck Funds, Inc.

     /s/ Bruce J. Smith, Chief Financial Officer
     --------------------------------------------------

Date November 23, 2004
     -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer, Van Eck Funds, Inc.
     -----------------------------------------------------------------

Date November 23, 2004
     -----------------


By   /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds, Inc.
     ---------------------------------------------------------------

Date November 23,2004
     ----------------